Income Taxes (Details) (USD $)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net (loss) income	$ (15,451,000)	$ 26,674,000	$ 45,101,000	$ 48,755,000	$ (2,198,000)	$ (85,856,000)	$ 91,660,000	$ 118,334,000	$ (50,774,000)	$ (28,587,000)	[1]
Acquisition related expense, permanent difference						12,200,000
Deferred Tax Liabilities, Net	162,300,000	20,255,000				162,300,000		20,255,000
Deferred charges	12,517,000	7,318,000				12,517,000		7,318,000	0
Statute of limitations expiration and possible settements with taxing authorities
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	4,000,000					4,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	6,000,000					6,000,000
Domestic Tax Authority
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	1,400,000
Foreign Tax Authority
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	$ 13,700,000

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.